Quarterly Report
April 30, 2024
MFS®  High Yield Pooled Portfolio
HYP-Q1

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.6%
Aerospace & Defense – 3.9%
Boeing Co., 6.298%, 5/01/2029 (n)(w)	$2,052,000	$2,060,151
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,345,000	1,375,841
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	759,616
Bombardier, Inc., 7.25%, 7/01/2031 (n)	951,000	953,341
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,750,000	1,741,250
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,767,339
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	3,201,000	3,541,095
TransDigm, Inc., 5.5%, 11/15/2027	2,414,000	2,345,960
TransDigm, Inc., 6.75%, 8/15/2028 (n)	2,057,000	2,065,740
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,691,834
TransDigm, Inc., 6.375%, 3/01/2029 (n)	1,168,000	1,159,080
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,878,000	3,904,368
		$24,365,615
Airlines – 1.0%
Air Canada, 3.875%, 8/15/2026 (n)	$3,175,000	$3,011,892
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	2,563,702	2,475,851
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)	782,000	733,429
		$6,221,172
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$1,947,000	$1,555,116
Automotive – 1.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$2,013,000	$2,015,653
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,112,000	1,114,264
Dana, Inc., 5.375%, 11/15/2027	1,669,000	1,612,765
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	2,183,000	1,802,894
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,705,000	1,460,660
Wabash National Corp., 4.5%, 10/15/2028 (n)	1,351,000	1,213,924
		$9,220,160
Broadcasting – 0.9%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$777,000	$775,586
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	2,353,000	2,407,559
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	2,755,000	2,466,652
		$5,649,797
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,351,000	$2,421,648
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,749,000	1,899,778
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	1,452,000	1,369,043
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,176,000	1,103,797
LPL Holdings, Inc., 4%, 3/15/2029 (n)	790,000	716,340
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,342,000	1,193,983
		$8,704,589
Building – 4.2%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$2,000,000	$1,752,590
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,361,000	1,148,386
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,273,000	2,003,177
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,983,000	2,755,605
Interface, Inc., 5.5%, 12/01/2028 (n)	1,071,000	1,004,427
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	585,945
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,390,000	2,164,519
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,484,000	2,333,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	$840,000	$858,871
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,656,000	2,687,489
SRM Concrete, 8.875%, 11/15/2031 (n)	2,910,000	3,064,647
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,140,000	1,075,284
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,063,000	2,712,753
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,612,000	2,523,554
		$26,670,547
Business Services – 0.7%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$1,537,000	$1,466,796
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,756,000	1,680,156
Sunoco LP, 7.25%, 5/01/2032 (n)	1,175,000	1,193,397
		$4,340,349
Cable TV – 6.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$3,534,000	$2,696,104
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	1,970,000	1,846,230
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	6,351,000	5,277,334
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,721,000	3,023,876
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	965,000	699,153
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,750,000	2,109,831
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	1,100,000	595,144
CSC Holdings LLC, 11.75%, 1/31/2029 (n)	1,264,000	1,122,969
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,135,767
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	619,341
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	851,773
DISH DBS Corp., 7.75%, 7/01/2026	1,289,000	808,948
DISH DBS Corp., 5.25%, 12/01/2026 (n)	1,616,000	1,270,796
DISH DBS Corp., 5.125%, 6/01/2029	1,517,000	609,351
DISH Network Corp., 11.75%, 11/15/2027 (n)	887,000	894,129
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,619,000	2,427,356
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	2,380,000	2,121,583
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,788,000	2,587,927
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,339,000	1,293,763
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,815,000	1,486,385
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,978,000	2,651,080
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,000,000	4,148,733
		$40,277,573
Chemicals – 2.5%
Chemours Co., 4.625%, 11/15/2029 (n)	$2,069,000	$1,772,865
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,529,000	1,292,018
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,648,000	2,383,428
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,254,000	2,093,692
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,571,000	2,372,221
SNF Group SACA, 3.375%, 3/15/2030 (n)	3,208,000	2,758,521
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	2,789,000	2,904,812
		$15,577,557
Computer Software – 0.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)	$1,898,000	$1,952,674
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,090,000	1,903,410
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,367,000	1,290,278
		$5,146,362
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$991,946
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	623,000	582,255
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,115,000	3,999,854

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$1,275,000	$1,148,903
			$6,722,958
Conglomerates – 3.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,514,582
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		3,781,000	3,444,383
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		1,879,000	2,017,114
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		3,495,000	3,463,683
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,619,000	1,619,347
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,271,000	2,107,134
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		975,000	997,994
TriMas Corp., 4.125%, 4/15/2029 (n)		4,532,000	4,067,905
			$19,232,142
Construction – 1.3%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$1,970,000	$1,947,200
Empire Communities Corp., 9.75%, 5/01/2029 (n)		1,564,000	1,594,154
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		876,000	838,691
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,546,534
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		2,187,000	2,000,173
			$7,926,752
Consumer Products – 2.0%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$2,701,000	$2,660,015
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	1,225,649
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$1,413,000	1,248,211
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		3,379,000	3,381,038
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,783,000	2,671,843
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,495,000	1,271,772
			$12,458,528
Consumer Services – 4.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$3,782,000	$3,767,679
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,080,000	916,940
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,155,000	1,752,822
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		1,606,000	1,583,631
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		3,499,000	3,102,740
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,752,000	2,739,351
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,154,000	2,039,492
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		2,547,000	2,352,387
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,434,000	1,000,957
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,760,000	1,181,382
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,719,000	3,256,257
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		2,073,000	2,009,796
			$25,703,434
Containers – 2.4%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$859,000	$211,848
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		2,400,000	2,078,830
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		2,088,000	1,064,880
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		3,722,000	3,261,573
Crown Americas LLC, 5.25%, 4/01/2030		1,203,000	1,146,315
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		2,088,000	2,000,166
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,280,000	1,252,520
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	1,262,000	1,365,325
Titan Holdings II B.V., 5.125%, 7/15/2029		1,285,000	1,213,608
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$1,765,000	1,747,813
			$15,342,878

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$962,000	$936,741
Entegris, Inc., 4.375%, 4/15/2028 (n)		1,696,000	1,581,079
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,382,000	1,223,070
Sensata Technologies B.V., 5%, 10/01/2025 (n)		2,789,000	2,753,157
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,340,000	1,292,789
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		759,000	679,523
			$8,466,359
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	482,000	$448,742
Energy - Independent – 3.8%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$1,737,000	$1,812,011
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		602,000	640,607
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,235,000	1,310,016
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,731,000	3,552,329
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		2,296,000	2,262,045
Encino Acquisition partners Holdings LLC, 8.75%, 5/01/2031 (n)		972,000	989,743
Matador Resources Co., 6.875%, 4/15/2028 (n)		2,159,000	2,175,540
Matador Resources Co., 6.5%, 4/15/2032 (n)		780,000	773,050
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		445,000	448,973
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		2,858,000	2,777,573
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,281,000	1,305,870
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		2,516,000	2,587,313
SM Energy Co., 6.5%, 7/15/2028		2,050,000	2,033,334
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		1,563,000	1,585,991
			$24,254,395
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$2,031,000	$2,101,859
Entertainment – 3.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,978,000	$1,990,269
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		3,274,000	3,195,297
Carnival Corp. PLC, 4%, 8/01/2028 (n)		1,282,000	1,172,140
Carnival Corp. PLC, 6%, 5/01/2029 (n)		1,332,000	1,290,766
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	913,000	981,724
Merlin Entertainments, 7.375%, 2/15/2031 (n)		$1,896,000	1,904,885
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		2,226,000	2,181,081
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		1,200,000	1,225,773
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		1,616,000	1,572,634
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,558,000	1,516,505
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		1,948,000	1,796,187
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,340,000	1,334,655
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		807,000	782,440
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,284,000	1,228,724
			$22,173,080
Financial Institutions – 5.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$2,432,318	$2,092,366
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		2,417,000	2,562,624
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		1,922,000	1,963,604
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		1,976,000	1,967,134
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		500,000	502,647
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		2,211,000	2,122,067
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		1,358,000	1,410,635
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		4,882,390	4,618,604
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		2,782,000	2,456,694
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		1,768,000	1,798,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		$2,505,000	$2,629,874
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		369,000	367,933
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		440,000	460,110
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		3,314,000	3,247,345
OneMain Finance Corp., 6.875%, 3/15/2025		1,768,000	1,779,580
OneMain Finance Corp., 7.125%, 3/15/2026		2,622,000	2,645,860
OneMain Finance Corp., 5.375%, 11/15/2029		1,398,000	1,292,822
			$33,918,768
Food & Beverages – 3.2%
B&G Foods, Inc., 5.25%, 9/15/2027		$1,812,000	$1,672,666
B&G Foods, Inc., 8%, 9/15/2028 (n)		731,000	757,501
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		1,005,000	1,015,629
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		1,591,000	1,621,172
Performance Food Group Co., 5.5%, 10/15/2027 (n)		2,633,000	2,548,664
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		1,891,000	1,835,130
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		3,229,000	2,916,174
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		3,401,000	3,104,289
TreeHouse Foods, Inc., 4%, 9/01/2028		1,553,000	1,375,093
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		2,699,000	2,514,525
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		1,461,000	1,121,222
			$20,482,065
Gaming & Lodging – 4.3%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$1,047,000	$934,277
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		1,835,000	1,847,887
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		2,462,000	2,495,232
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		2,059,000	2,054,009
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		3,156,000	3,003,080
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	1,030,000	1,114,682
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$272,000	272,737
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,115,000	2,928,194
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		1,745,000	1,461,661
Studio City Finance Ltd., 5%, 1/15/2029 (n)		1,173,000	997,593
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		3,546,000	3,251,386
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		2,629,000	2,477,104
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,123,000	1,035,773
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		2,373,000	2,201,852
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		971,000	984,849
			$27,060,316
Industrial – 1.6%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$980,000	$959,321
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		1,530,000	1,529,981
APi Escrow Corp., 4.75%, 10/15/2029 (n)		3,525,000	3,202,310
Artera Services LLC, 8.5%, 2/15/2031 (n)		1,591,000	1,627,997
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		3,012,000	2,780,014
			$10,099,623
Insurance - Property & Casualty – 3.6%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$1,195,000	$1,185,184
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		353,000	319,387
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		1,686,000	1,653,322
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		2,327,000	2,136,752
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,377,000	1,381,313
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		1,940,000	1,763,617
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		2,347,000	2,309,562
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		1,892,000	1,725,277
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		1,401,000	1,401,531

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)	$1,341,000	$1,323,860
Hub International Ltd., 5.625%, 12/01/2029 (n)	965,000	888,171
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,786,000	2,826,868
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,295,000	1,283,071
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,439,000	2,451,649
		$22,649,564
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$3,776,000	$3,916,177
Terex Corp., 5%, 5/15/2029 (n)	2,290,000	2,142,405
		$6,058,582
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$3,045,000	$3,131,183
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,475,000	$2,191,377
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,825,000	3,555,727
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,693,000	1,748,446
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,673,000	3,299,414
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,429,000	1,398,689
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,348,000	1,660,066
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,908,000	3,195,122
Encompass Health Corp., 5.75%, 9/15/2025	832,000	825,537
Encompass Health Corp., 4.75%, 2/01/2030	2,368,000	2,171,555
Encompass Health Corp., 4.625%, 4/01/2031	435,000	390,614
IQVIA, Inc., 5%, 5/15/2027 (n)	3,340,000	3,224,454
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,455,574
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	987,000	1,027,761
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,252,790
Star Parent, Inc., 9%, 10/01/2030 (n)	1,776,000	1,857,786
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,761,000	1,758,596
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,606,000	1,585,850
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,432,000	1,300,339
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,258,000	2,219,384
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,119,000	1,121,219
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,553,000	1,522,925
		$38,763,225
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,967,000	$2,073,973
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,867,000	2,669,117
		$4,743,090
Metals & Mining – 3.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,220,000	$2,040,886
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	6,010,000	5,291,464
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,761,000	1,778,071
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	502,000	377,408
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	2,554,000	2,377,921
Novelis Corp., 3.25%, 11/15/2026 (n)	1,665,000	1,556,714
Novelis Corp., 4.75%, 1/30/2030 (n)	2,343,000	2,143,894
Novelis Corp., 3.875%, 8/15/2031 (n)	1,148,000	972,143
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,096,407
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,566,000	1,591,022
		$19,225,930

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 4.8%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$2,093,000	$1,897,030
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		3,055,000	2,712,095
EQM Midstream Partners LP, 5.5%, 7/15/2028		3,267,000	3,182,284
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		791,000	783,625
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		2,506,000	2,422,987
NuStar Logistics, LP, 6.375%, 10/01/2030		2,337,000	2,310,432
Prairie Acquiror LP, 9%, 8/01/2029 (n)		594,000	606,718
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		3,132,000	2,973,588
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,180,000	1,181,294
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		2,036,000	1,798,872
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,028,000	1,016,402
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		1,990,000	1,736,817
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		2,595,000	2,653,304
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		2,005,000	2,155,098
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,965,000	3,042,720
			$30,473,266
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$693,000	$689,607
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,707,000	2,646,575
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	383,000	408,738
			$3,744,920
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$1,199,000	$1,187,548
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		595,000	564,148
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		972,000	1,002,311
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		1,909,000	1,896,791
			$4,650,798
Oils – 0.4%
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$2,326,000	$2,268,527
Pharmaceuticals – 1.2%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$1,580,000	$1,551,120
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		1,582,000	1,234,735
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		375,000	241,875
Grifols S.A., 3.2%, 5/01/2025	EUR	1,000,000	1,061,550
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$1,434,000	1,306,025
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,301,000	1,989,679
			$7,384,984
Pollution Control – 1.2%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$432,000	$425,730
GFL Environmental, Inc., 4%, 8/01/2028 (n)		2,405,000	2,179,855
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		738,000	680,798
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		985,000	889,058
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		448,000	451,621
Stericycle, Inc., 3.875%, 1/15/2029 (n)		3,105,000	2,758,928
			$7,385,990
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$2,191,000	$2,063,343
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,784,000	2,573,674
			$4,637,017
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$1,596,000	$1,583,647

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$3,212,000	$3,261,795
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,044,000	1,865,683
			$5,127,478
Restaurants – 0.4%
1011778 B.C. ULC / New Red Finance, Inc., 4%, 10/15/2030 (n)		$976,000	$841,677
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,311,000	2,010,660
			$2,852,337
Retailers – 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,859,000	$1,680,934
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		2,167,000	1,913,977
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,753,000	1,690,192
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,004,987
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$1,705,000	1,697,091
Parkland Corp., 4.625%, 5/01/2030 (n)		3,154,000	2,850,405
Penske Automotive Group Co., 3.75%, 6/15/2029		2,702,000	2,374,908
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		1,450,000	1,139,215
			$14,351,709
Specialty Stores – 0.8%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$1,315,000	$1,112,986
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,486,000	1,088,812
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,770,661
			$4,972,459
Supermarkets – 0.9%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,579,000	$2,604,060
Ocado Group PLC, 3.875%, 10/08/2026	GBP	1,425,000	1,548,090
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	1,429,000	1,456,402
			$5,608,552
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$1,244,455
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	467,029
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,669,079
SBA Communications Corp., 3.125%, 2/01/2029		3,778,000	3,290,102
			$6,670,665
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)		$2,925,000	$2,731,564
Calpine Corp., 5.125%, 3/15/2028 (n)		1,985,000	1,882,901
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		1,747,000	1,646,285
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		4,411,000	3,729,129
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		597,000	494,324
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		188,000	187,203
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		488,000	481,217
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		2,416,000	2,251,145
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		2,357,000	2,387,377
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,004,000	1,974,254
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		3,042,000	2,838,704
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,516,000	1,351,255
			$21,955,358

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	929,000	$860,330
EP Infrastructure A.S., 1.816%, 3/02/2031		273,000	231,937
			$1,092,267
Total Bonds			$603,452,284
Exchange-Traded Funds – 1.5%
Special Products & Services – 1.5%
Invesco Senior Loan Fund ETF		451,363	$9,501,191
Common Stocks – 0.4%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)		35,390	$1,256,345
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		3,300	$1,193,115
Total Common Stocks			$2,449,460
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)		$927,000	$928,391
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	42,350	$7,938

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	9,549,550	$9,549,550
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 13,619,953	69	$99,774
Other Assets, Less Liabilities – 0.8%	5,328,848
Net Assets – 100.0%	$631,317,436
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,549,550 and $616,439,038, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $541,830,531, representing 85.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,094,452	USD	1,168,621	HSBC Bank	7/19/2024	$3,452
EUR	215,394	USD	230,013	NatWest Markets PLC	7/19/2024	657
						$4,109
Liability Derivatives
USD	10,209,384	EUR	9,553,016	Morgan Stanley Capital Services, Inc.	7/19/2024	$(21,153)
USD	975,853	EUR	913,000	NatWest Markets PLC	7/19/2024	(1,899)
USD	1,111,137	EUR	1,038,500	UBS AG	7/19/2024	(1,016)
USD	1,336,431	GBP	1,072,814	BNP Paribas S.A.	7/19/2024	(4,693)
						$(28,761)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$9,600,965	$—	$1,193,115	$10,794,080
Luxembourg	—	1,256,345	—	1,256,345
United Kingdom	—	7,938	—	7,938
Non - U.S. Sovereign Debt	—	448,742	—	448,742
U.S. Corporate Bonds	—	492,723,337	—	492,723,337
Foreign Bonds	—	111,208,596	—	111,208,596
Mutual Funds	9,549,550	—	—	9,549,550
Total	$19,150,515	$605,644,958	$1,193,115	$625,988,588
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$4,109	$—	$4,109
Forward Foreign Currency Exchange Contracts – Liabilities	—	(28,761)	—	(28,761)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(477,246)
Balance as of 4/30/24	$1,193,115
At April 30, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,793,848	$44,277,483	$50,521,589	$518	$(710)	$9,549,550
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$161,519	$—